Employee Benefits - Summary of Major Employee Benefits Expenses other than Retirement Benefits (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Employee Benefits [Abstract]
Salary	¥ 711,159	¥ 701,775	¥ 688,316
Bonuses	138,442	174,576	161,821
Other	¥ 273,240	¥ 266,491	¥ 274,094